THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life Variable Annuity Account N
Lincoln New York Account N for Variable Annuities

ChoicePlus AssuranceSM (Prime)

Supplement dated January 11, 2016 to the Prospectus dated May 1, 2015

This Supplement outlines changes for several of the funds that are offered as investment options under your annuity contract. All other provisions outlined in your prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The Lincoln Variable Insurance Products Trust has informed us that, effective February 8, 2016, the name of several funds will be changed, according to the table below. The investment advisor and investment objective of these funds will not change.

CURRENT FUND NAME	NEW FUND NAME

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
LVIP ClearBridge Variable Appreciation Managed Volatility Fund	LVIP Blended Core Equity Managed Volatility Fund
LVIP Dimensional International Core Equity Managed Volatility Fund	LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund	LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Franklin Mutual Shares VIP Managed Volatility Fund	LVIP Franklin Templeton Value Managed Volatility Fund
LVIP Ivy Mid Cap Growth Managed Volatility Fund	LVIP Blended Mid Cap Managed Volatility Fund
LVIP JPMorgan Mid Cap Value Managed Volatility Fund	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Growth Managed Volatility Fund	LVIP MFS International Equity Managed Volatility Fund
LVIP SSgA Small-Cap Managed Volatility Fund	LVIP SSGA SMID Cap Managed Volatility Fund
LVIP Templeton Growth Managed Volatility Fund	LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP UBS Large Cap Growth Managed Volatility Fund	LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP VIP Contrafund Managed Volatility Portfolio	LVIP Select Core Equity Managed Volatility Fund

The expenses of the LVIP MFS International Equity Managed Volatility Fund have changed, as outlined in the next chart.

The following table shows the expenses charged by the fund as of February 8, 2016 (as a percentage of each fund’s average net assets):
	Management Fees +	12b-1 Fees +	Other Expenses +	Acquired Fund Fees and Expenses (AFFE) =	Total Expenses
LVIP MFS International Equity Managed Volatility1 Fund (Service Class)	0.85%	0.25%	0.12%	0.77%	1.99%
1AFFE is based on estimated amounts for the current fiscal year.

Additionally, the following funds will not be available for contracts purchased on or after February 8, 2016:

•	LVIP BlackRock Emerging Markets Managed Volatility Fund
•	LVIP BlackRock U.S. Opportunities Managed Volatility Fund
•	LVIP VIP Mid Cap Managed Volatility Portfolio

Refer to the prospectuses for the underlying funds for additional information.

Please retain this Supplement for future reference.